Segments - Revenue by Geographic Areas (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 443.8	$ 245.3	$ 307.5
South East Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	154.5	99.5	70.6
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	48.8	75.6	52.6
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	95.9	39.5	43.2
West Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	106.9	30.7	108.1
Middle East
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 37.7	$ 0.0	$ 33.0